Stockholder's Equity - Common Stock (Details) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity [Abstract]
Common stock, authorized (in shares)	100,000	100,000
Common stock, outstanding (in shares)	13,358	12,867
Shares held in treasury	118	60